<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 29th day of January, 2004.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 176
FORM 13F INFORMATION TABLE VALUE TOTAL: $510,207,921

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title
of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






3M Company
Abbott Labs
Altria Group, Inc.
Am. International Group
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Anthem, Inc.
Apache Corp.
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
Bank of Granite Corp
BB&T Corporation
Berkshire Hathaway, Inc. CL B


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
02209S103
26874107
26874107
31162100
35229103
03674B104
37411105
37604105
53015103
53611109
60505104
62401104
54937107
84670207

$9,591,129
$1,565,294
$1,965,705
$336,371
$4,737,032
$4,228,537
$3,155,005
$1,554,375
$238,434
$511,360
$6,394,480
 $3,940,447
$15,308,966
  $708,439
$4,206,621
$13,098,195


112,797
33,590
36,121
5,075
71,470
68,434
59,890
20,725
2,940
7,520
161,436
70,340
190,339
32,542
108,867
4,653

112,797
33,590
36,121
5,075
71,470
68,434
59,890
20,725
2,940
7,520
161,436
70,340
190,339
32,542
108,867
4,653



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






3M Company
Abbott Labs
Altria Group, Inc.
Am. International Group
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Anthem, Inc.
Apache Corp.
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
Bank of Granite Corp
BB&T Corporation
Berkshire Hathaway, Inc. CL B



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

112,797
33,590
36,121
5,075
71,470
68,434
59,890
20,725
2,940
7,520
161,436
70,340
190,339
32,542
108,867
4,653

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Berkshire Hathaway, Inc. DEL CL A
Best Buy, Inc.
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Res. Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

84670108
86516101
5564T103
55622104
122014103
136385101
139793103
14040H105
14149Y108
156880106
166764100
170388102
172062101
172474108
17275R102
172967101
191216100


$2,190,500
$530,236
$358,621
$1,080,074
$243,672
$267,332
$1,799,380
$12,914,600
$12,485,508
$1,446,480
$490,954
$2,285,400
$584,166
$819,861
$5,389,988
$10,579,196
$1,757,625


26
10,150
32,425
21,886
4,400
5,300
116,239
210,713
204,145
44,100
5,683
60,000
13,992
21,125
222,451
217,948
34,633


26
10,150
32,425
21,886
4,400
5,300
116,239
210,713
204,145
44,100
5,683
60,000
13,992
21,125
222,451
217,948
34,633










Berkshire Hathaway, Inc. DEL CL A
Best Buy, Inc.
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Res. Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


26
10,150
32,425
21,886
4,400
5,300
116,239
210,713
204,145
44,100
5,683
60,000
13,992
21,125
222,451
217,948
34,633


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Coddle Creek Financial Inc
Coeur D Alene Mines CP
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
Columbia Acorn Fund
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Conseco, Inc.
Cresent Financial Corp.
CT Communications, Inc.
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


191891100
192108108
194162103
19419B100
197199813
203372107
20343F190
20825C104
208464883
225744101
126426402
126650100
23331A109
24702R101
249030107
25179M103
254394109


  $1,025,102
     $450,840
  $4,698,444
     $616,550
     $914,041
     $496,432
  $1,568,702
     $495,852
  $1,229,520
     $540,614
     $213,840
     $722,400
  $8,375,396
  $1,530,391
     $271,020
  $2,437,272
$15,079,358


32,935
78,000
93,875
55,000
40,516
30,400
81,491
7,562
56,400
39,751
15,840
20,000
193,606
45,038
6,000
42,565
2,233,979


32,935
78,000
93,875
55,000
40,516
30,400
81,491
7,562
56,400
39,751
15,840
20,000
193,606
45,038
6,000
42,565
2,233,979









Coddle Creek Financial Inc
Coeur D Alene Mines CP
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
Columbia Acorn Fund
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Conseco, Inc.
Cresent Financial Corp.
CT Communications, Inc.
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


32,935
78,000
93,875
55,000
40,516
30,400
81,491
7,562
56,400
39,751
15,840
20,000
193,606
45,038
6,000
42,565
2,233,979


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Disney, Walt Company
Donegal Group, Inc.
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First State Bancorp
Frisby Technologies, Inc.
FX Energy, Inc.
General Dynamics Corp.
General Electric Company

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


254687106
257701201
264399106
263534109
267906105
278058102
268648102
291011104
302290101
306137100
31428X106
319963104
33645S100
358743102
302695101
369550108
369604103


     $911,316
     $880,800
     $879,370
     $257,305
  $2,052,763
     $250,946
     $261,126
     $290,339
  $2,447,372
     $437,000
     $202,500
     $731,402
     $454,521
            $400
     $497,100
     $611,940
$15,720,503


39,062
40,000
43,001
5,607
423,250
2,324
20,211
4,484
59,692
50,000
3,000
17,800
15,993
100,000
99,420
6,770
507,440


39,062
40,000
43,001
5,607
423,250
2,324
20,211
4,484
59,692
50,000
3,000
17,800
15,993
100,000
99,420
6,770
507,440










Disney, Walt Company
Donegal Group, Inc.
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First State Bancorp
Frisby Technologies, Inc.
FX Energy, Inc.
General Dynamics Corp.
General Electric Company


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


39,062
40,000
43,001
5,607
423,250
2,324
20,211
4,484
59,692
50,000
3,000
17,800
15,993
100,000
99,420
6,770
507,440


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









General Maritime Corp.
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Guidant Corporation
Harley Davidson, Inc.
Harvest Natural Res. Inc.
Heritage Property Investment
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Iberiabank Corp.
Intel Corp
International Business Machines


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


Y2692M103
M52020100
37733W105
381317106
401698105
412822108
41754V103
42725M107
428236103
431284108
437076102
442120101
443510201
443683107
450828108
458140100
459200101



     $830,368
$12,060,300
     $299,347
     $295,949
  $1,278,768
     $313,460
     $497,500
     $569,000
  $2,253,104
  $1,952,371
     $315,116
     $624,492
     $614,489
     $458,160
     $702,100
$11,792,798
  $1,366,289



47,180
671,883
6,421
2,868
21,242
6,595
50,000
20,000
98,089
76,865
8,879
17,100
13,934
12,000
11,900
367,950
14,742




47,180
671,883
6,421
2,868
21,242
6,595
50,000
20,000
98,089
76,865
8,879
17,100
13,934
12,000
11,900
367,950
14,742











General Maritime Corp.
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Guidant Corporation
Harley Davidson, Inc.
Harvest Natural Res. Inc.
Heritage Property Investment
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Iberiabank Corp.
Intel Corp
International Business Machines



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


47,180
671,883
6,421
2,868
21,242
6,595
50,000
20,000
98,089
76,865
8,879
17,100
13,934
12,000
11,900
367,950
14,742




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Intervoice, Inc.
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Singapore
Ishares S&P GLB ERG Sect
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company
Key Energy Services, Inc.
Kimberly-Clark Corp
KNBT Bancorp, Inc.
Knight Trading Group, Inc.
Koninklijke Philips Electronics NV
Krispy Kreme Doughnuts, Inc.
KS Bancorp
Leggett & Platt, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


461142101
464286871
464286848
464286673
464287341
475070108
478160104
48666K109
487836108
492914106
494368103
482921103
48266R108
718337540
501014104
48266R108
524660107



   $593,500
   $103,000
   $131,104
     $63,600
   $576,632
$1,461,860
$9,716,703
   $485,884
   $514,080
   $670,150
   $230,451
   $175,800
   $293,200
   $340,964
   $538,020
   $214,584
$1,808,874



50,000
10,300
13,600
10,600
9,800
28,862
188,089
6,700
13,500
65,000
3,900
10,000
20,000
11,721
14,700
10,865
83,628



50,000
10,300
13,600
10,600
9,800
28,862
188,089
6,700
13,500
65,000
3,900
10,000
20,000
11,721
14,700
10,865
83,628











Intervoice, Inc.
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Singapore
Ishares S&P GLB ERG Sect
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company
Key Energy Services, Inc.
Kimberly-Clark Corp
KNBT Bancorp, Inc.
Knight Trading Group, Inc.
Koninklijke Philips Electronics NV
Krispy Kreme Doughnuts, Inc.
KS Bancorp
Leggett & Platt, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


50,000
10,300
13,600
10,600
9,800
28,862
188,089
6,700
13,500
65,000
3,900
10,000
20,000
11,721
14,700
10,865
83,628



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Level 3 Communications, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Max Re Capital Ltd.
McDonalds Corporation
McKesson Corporation
Medco Health Solutions, Inc.
Medtronic, Inc.
Mercer Insurance Group
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Natural Gas Services Group


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


52729N100
530718105
532457108
548661107
G6052F103
580135101
58155Q103
58405U102
585055106
587902107
589331107
591520200
592688105
594918104
46625H100
63545P104
63886Q109



   $5,556,930
   $6,757,242
      $459,255
$18,006,292
  $1,867,500
     $392,413
  $1,799,674
     $202,410
  $2,501,811
     $319,398
  $6,066,199
     $220,140
     $316,575
$17,366,867
     $499,528
  $2,107,816
     $277,500



974,900
568,313
6,530
325,082
83,000
15,804
55,960
5,955
51,467
25,450
131,303
18,000
7,500
634,522
13,600
77,266
50,000



974,900
568,313
6,530
325,082
83,000
15,804
55,960
5,955
51,467
25,450
131,303
18,000
7,500
634,522
13,600
77,266
50,000











Level 3 Communications, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Max Re Capital Ltd.
McDonalds Corporation
McKesson Corporation
Medco Health Solutions, Inc.
Medtronic, Inc.
Mercer Insurance Group
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Natural Gas Services Group



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


974,900
568,313
6,530
325,082
83,000
15,804
55,960
5,955
51,467
25,450
131,303
18,000
7,500
634,522
13,600
77,266
50,000



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Res. Inc.
Oil Service Holders Dep. RCPT
Pepsico, Inc.
Pfizer, Inc.
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Republic Services, Inc.
Sara Lee Corporation
Schering-Plough Corp
Serono SA ADR
ServiceMaster Co.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


651229106
654902204
66987 E206
678002106
713448108
717081103
72200X104
72346Q104
723787107
731068102
742718109
743263105
760759100
803111103
806605101
81752M101
81760N109



     $316,070
  $6,298,704
  $1,598,580
     $365,800
$16,418,399
$14,634,145
     $239,147
  $3,066,515
     $343,248
     $531,480
  $6,383,930
     $207,291
     $307,560
     $511,314
     $182,160
     $508,950
  $4,141,284



13,881
370,512
321,000
5,900
352,175
414,213
19,255
130,490
10,750
6,000
63,916
4,580
12,000
23,552
10,475
29,000
355,475



13,881
370,512
321,000
5,900
352,175
414,213
19,255
130,490
10,750
6,000
63,916
4,580
12,000
23,552
10,475
29,000
355,475











Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Res. Inc.
Oil Service Holders Dep. RCPT
Pepsico, Inc.
Pfizer, Inc.
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Republic Services, Inc.
Sara Lee Corporation
Schering-Plough Corp
Serono SA ADR
ServiceMaster Co.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


13,881
370,512
321,000
5,900
352,175
414,213
19,255
130,490
10,750
6,000
63,916
4,580
12,000
23,552
10,475
29,000
355,475



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Sonoco Products
Sony Corp ADR New Com
Southcoast Financial Corp.
Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
Time Warner
Toyota Motor CP ADR


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


835495102
835699307
84129R100
842632101
842870107
844730101
848420105
855244109
858912108
867914103
871829107
87612E106
872275102
880915103
882508104
887315109
892331307



  $3,364,397
  $6,474,449
     $210,000
  $1,387,860
  $5,371,260
     $246,860
     $113,662
     $596,880
     $467,000
  $1,340,339
$19,140,390
     $389,760
     $673,301
       $45,724
  $1,589,605
  $3,839,606
  $3,113,344



136,653
186,745
10,000
136,735
124,710
7,540
11,610
18,000
10,000
18,746
514,112
10,150
13,112
13,814
54,105
213,430
45,285



136,653
186,745
10,000
136,735
124,710
7,540
11,610
18,000
10,000
18,746
514,112
10,150
13,112
13,814
54,105
213,430
45,285











Sonoco Products
Sony Corp ADR New Com
Southcoast Financial Corp.
Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
Time Warner
Toyota Motor CP ADR



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


136,653
186,745
10,000
136,735
124,710
7,540
11,610
18,000
10,000
18,746
514,112
10,150
13,112
13,814
54,105
213,430
45,285



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Travelers Property Casualty CL B
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
US Oncology, Inc.
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Federal, Inc.
Washington Mutual, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


89420G406
895925105
896047107
902124106
904708104
908068109
911312106
91529Y106
902973304
90338W103
918204108
92552Q101
929903102
931422109
931142103
938824109
939322103



     $272,979
$24,404,897
$15,550,382
     $294,680
     $524,133
     $255,006
     $262,789
     $157,700
  $2,073,105
     $269,000
  $1,718,487
         $2,412
  $7,579,727
$11,120,275
  $6,253,534
     $233,252
  $6,361,146



16,086
484,705
301,364
11,120
22,106
8,098
3,525
10,000
69,614
25,000
39,743
36,000
162,690
305,670
117,880
8,655
158,553



16,086
484,705
301,364
11,120
22,106
8,098
3,525
10,000
69,614
25,000
39,743
36,000
162,690
305,670
117,880
8,655
158,553











Travelers Property Casualty CL B
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
US Oncology, Inc.
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Federal, Inc.
Washington Mutual, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


16,086
484,705
301,364
11,120
22,106
8,098
3,525
10,000
69,614
25,000
39,743
36,000
162,690
305,670
117,880
8,655
158,553



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wheaton River Min. Ltd.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.


common
common
common
common
common
common
common



94106L109
94973H108
949746101
962902102
983024100
98385X106
988498101



$9,532,443
$2,262,292
   $638,957
     $38,870
$1,471,062
$1,042,289
   $293,466



322,042
23,325
10,850
13,000
34,654
36,830
8,531



322,042
23,325
10,850
13,000
34,654
36,830
8,531




Grand Total 12/31/03





   510,207,921












Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wheaton River Min. Ltd.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.










0
0
0
0
0
0
0










0
0
0
0
0
0
0










322,042
23,325
10,850
13,000
34,654
36,830
8,531










0
0
0
0
0
0
0










0
0
0
0
0
0
0






















